Guarantees, Pledged Assets and Collateral, and Other Commitments (Tables)	12 Months Ended
Dec. 31, 2019
Guarantees [Abstract]
Guarantees - Carrying Value and Maximum Exposure to Loss	Table 16.1 shows carrying value, maximum exposure to loss on our guarantees and the related non-investment grade amounts.

Table 16.1: Guarantees – Carrying Value and Maximum Exposure to Loss

		Maximum exposure to loss
(in millions)	Carrying value of obligation (asset)	Expires in one year or less	Expires after one year through three years	Expires after three years through five years	Expires after five years	Total	Non-investment grade
December 31, 2019
Standby letters of credit	$36	11,569	4,460	2,812	467	19,308	7,104
Direct pay letters of credit	—	1,861	3,815	824	105	6,605	1,184
Written options (1)	(345)	17,088	10,869	2,341	273	30,571	18,113
Loans and MLHFS sold with recourse (2)	52	114	576	1,356	10,050	12,096	9,835
Exchange and clearing house guarantees	—	—	—	—	4,817	4,817	—
Other guarantees and indemnifications (3)	1	785	1	3	809	1,598	698
Total guarantees	$(256)	31,417	19,721	7,336	16,521	74,995	36,934
December 31, 2018
Standby letters of credit (4)	$40	10,947	4,649	2,872	461	18,929	7,017
Direct pay letters of credit (4)	—	3,689	3,248	526	36	7,499	1,010
Written options (1)	(185)	17,243	10,502	3,066	400	31,211	21,732
Loans and MLHFS sold with recourse (2)	54	104	653	1,207	10,163	12,127	9,079
Exchange and clearing house guarantees (4)	—	—	—	—	2,922	2,922	—
Other guarantees and indemnifications (3), (4)	1	889	1	3	1,081	1,974	753
Total guarantees	$(90)	32,872	19,053	7,674	15,063	74,662	39,591

(1)
Written options, which are in the form of derivatives, are also included in the derivative disclosures in Note 18 (Derivatives). Carrying value net asset position is a result of certain deferred premium option trades.

(2)	Represent recourse provided, predominantly to the GSEs, on loans sold under various programs and arrangements.

(3)
Includes indemnifications provided to certain third-party clearing agents. Outstanding customer obligations under these arrangements were $80 million and $70 million with related collateral of $696 million and $974 million at December 31, 2019 and 2018, respectively.

(4)
Prior period amounts have been revised to conform with the current period presentation.

Pledged Assets
Table 16.2 provides the carrying amount of on-balance sheet pledged assets and the fair value of off-balance sheet pledged assets.

TRADING RELATED ACTIVITY Our trading businesses may pledge debt and equity securities in connection with securities sold under agreements to repurchase (repurchase agreements) and securities lending arrangements. Substantially all of the trading activity pledged collateral is eligible to be repledged or sold by the secured party. The collateral that we pledge related to our trading activities may include our own collateral as well as collateral that we have received from third parties and have the right to repledge.

NON-TRADING RELATED ACTIVITY As part of our liquidity management strategy, we may pledge loans, debt securities, and other assets to secure trust and public deposits, borrowings and letters of credit from the Federal Home Loan Bank (FHLB) and FRB and for other purposes as required or permitted by law or insurance statutory requirements. Substantially all of the non-trading activity pledged collateral is not eligible to be repledged or sold by the secured party.
Table 16.2 excludes:

•	Pledged assets of consolidated VIEs of $14.4 billion and $14.6 billion at December 31, 2019 and 2018, respectively, which can only be used to settle the liabilities of those entities;

•	Assets pledged in transactions with VIEs accounted for as secured borrowings of $80 million and $94 million at December 31, 2019 and 2018, respectively; and

•
Pledged loans recorded on our balance sheet of $568 million and $1.2 billion at December 31, 2019 and 2018, respectively, representing certain delinquent loans that are eligible for repurchase from GNMA loan securitizations.

See Note 10 (Securitizations and Variable Interest Entities) for additional information on consolidated VIE assets and secured borrowings.
Table 16.2: Pledged Assets

	Dec 31,	Dec 31,
(in millions)	2019	2018
Related to trading activities:
Debt securities	$106,105	96,616
Equity securities	6,204	9,695
Total pledged assets related to trading activities (1)	112,309	106,311
Related to non-trading activities:
Debt securities and other	65,047	62,438
Mortgage loans held for sale (2)	2,266	7,439
Loans (2)	406,106	446,455
Total pledged assets related to non-trading activities	473,419	516,332
Total pledged assets	$585,728	622,643

(1)	Includes securities collateral received from third parties that we have repledged of $60.1 billion and $60.8 billion as of December 31, 2019 and 2018, respectively.
(2)
Prior period amounts have been revised to conform with the current period presentation.

Offsetting - Securities Financing Activities	Table 16.3 presents resale and repurchase agreements subject to master repurchase agreements (MRA) and securities borrowing and lending agreements subject to master securities lending agreements (MSLA). We account for transactions subject to these agreements as collateralized financings, and those with a single counterparty are presented net on our balance sheet, provided certain criteria are met that permit balance sheet netting. Most transactions subject to these agreements do not meet those criteria and thus are not eligible for balance sheet netting.
Collateral we pledged consists of non-cash instruments, such as securities or loans, and is not netted on the balance sheet against the related liability. Collateral we received includes securities or loans and is not recognized on our balance sheet. Collateral pledged or received may be increased or decreased over time to maintain certain contractual thresholds, as the assets underlying each arrangement fluctuate in value. Generally, these agreements require collateral to exceed the asset or liability recognized on the balance sheet. The following table includes the amount of collateral pledged or received related to exposures subject to enforceable MRAs or MSLAs. While these agreements are typically over-collateralized, U.S. GAAP requires disclosure in this table to limit the reported amount of such collateral to the amount of the related recognized asset or liability for each counterparty.
In addition to the amounts included in Table 16.3, we also have balance sheet netting related to derivatives that is disclosed in Note 18 (Derivatives).
Table 16.3: Offsetting – Securities Financing Activities

	Dec 31,	Dec 31,
(in millions)	2019	2018
Assets:
Resale and securities borrowing agreements
Gross amounts recognized	$140,773	112,662
Gross amounts offset in consolidated balance sheet (1)	(19,180)	(15,258)
Net amounts in consolidated balance sheet (2)	121,593	97,404
Collateral not recognized in consolidated balance sheet (3)	(120,786)	(96,734)
Net amount (4)	$807	670
Liabilities:
Repurchase and securities lending agreements
Gross amounts recognized (5)	$111,038	106,248
Gross amounts offset in consolidated balance sheet (1)	(19,180)	(15,258)
Net amounts in consolidated balance sheet (6)	91,858	90,990
Collateral pledged but not netted in consolidated balance sheet (7)	(91,709)	(90,798)
Net amount (8)	$149	192

(1)	Represents recognized amount of resale and repurchase agreements with counterparties subject to enforceable MRAs that have been offset in the consolidated balance sheet.

(2)
Includes $102.1 billion and $80.1 billion, respectively, classified on our consolidated balance sheet in federal funds sold and securities purchased under resale agreements at December 31, 2019 and 2018. Also includes securities purchased under long-term resale agreements (generally one year or more) classified in loans, which totaled $19.5 billion and $17.3 billion, at December 31, 2019 and 2018, respectively.

(3)
Represents the fair value of collateral we have received under enforceable MRAs or MSLAs, limited in the table above to the amount of the recognized asset due from each counterparty. At December 31, 2019 and 2018, we have received total collateral with a fair value of $150.9 billion and $123.1 billion, respectively, all of which we have the right to sell or repledge. These amounts include securities we have sold or repledged to others with a fair value of $59.1 billion at December 31, 2019, and $60.8 billion at December 31, 2018.

(4)	Represents the amount of our exposure that is not collateralized and/or is not subject to an enforceable MRA or MSLA.

(5)	For additional information on underlying collateral and contractual maturities, see the “Repurchase and Securities Lending Agreements” section in this Note.

(6)	Amount is classified in short-term borrowings on our consolidated balance sheet.

(7)
Represents the fair value of collateral we have pledged, related to enforceable MRAs or MSLAs, limited in the table above to the amount of the recognized liability owed to each counterparty. At December 31, 2019 and 2018, we have pledged total collateral with a fair value of $113.3 billion and $108.8 billion, respectively, substantially all of which may be sold or repledged by the counterparty.

(8)	Represents the amount of our obligation that is not covered by pledged collateral and/or is not subject to an enforceable MRA or MSLA.

Gross Obligations by Underlying Collateral Type and Contractual Maturities of Gross Obligations	Table 16.4 provides the gross amounts recognized on the balance sheet (before the effects of offsetting) of our liabilities for repurchase and securities lending agreements disaggregated by underlying collateral type.
Table 16.4: Gross Obligations by Underlying Collateral Type

	Dec 31,	Dec 31,
(in millions)	2019	2018
Repurchase agreements:
Securities of U.S. Treasury and federal agencies	$48,161	38,408
Securities of U.S. States and political subdivisions	104	159
Federal agency mortgage-backed securities	44,737	47,241
Non-agency mortgage-backed securities	1,818	1,875
Corporate debt securities	7,126	6,191
Asset-backed securities	1,844	2,074
Equity securities	1,674	992
Other	705	340
Total repurchases	106,169	97,280
Securities lending arrangements:
Securities of U.S. Treasury and federal agencies	163	222
Federal agency mortgage-backed securities	—	2
Corporate debt securities	223	389
Equity securities (1)	4,481	8,349
Other	2	6
Total securities lending	4,869	8,968
Total repurchases and securities lending	$111,038	106,248

(1)
Equity securities are generally exchange traded and represent collateral received from third parties that has been repledged. We received the collateral through either margin lending agreements or contemporaneous securities borrowing transactions with other counterparties.

Table 16.5 provides the contractual maturities of our gross obligations under repurchase and securities lending agreements.
Table 16.5: Contractual Maturities of Gross Obligations

(in millions)	Overnight/continuous	Up to 30 days	30-90 days	>90 days	Total gross obligation
December 31, 2019
Repurchase agreements	$79,793	17,681	4,825	3,870	106,169
Securities lending arrangements	4,724	—	145	—	4,869
Total repurchases and securities lending (1)	$84,517	17,681	4,970	3,870	111,038
December 31, 2018
Repurchase agreements	$86,574	3,244	2,153	5,309	97,280
Securities lending arrangements	8,669	—	299	—	8,968
Total repurchases and securities lending (1)	$95,243	3,244	2,452	5,309	106,248

(1)
Securities lending is executed under agreements that allow either party to terminate the transaction without notice, while repurchase agreements have a term structure to them that technically matures at a point in time. The overnight/continuous repurchase agreements require election of both parties to roll the trade rather than the election to terminate the arrangement as in securities lending.